Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Relationships With Related Parties

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Danny Tze Ching Wong	Director, Chairman of the Board of Director and Controlling Shareholder
Mr. Edwin Chun Yin Wong	Director and Chief Executive Office, the son of Mr. Danny Tze Ching Wong
Ms. Lui Wai Fun	The spouse of Mr. Danny Tze Ching Wong
Guangdong Rongmian Accessories Technology Co., Ltd.	A company owned as to 40% by Mr. Wong Chun Yin Edwin
Jiaxing Newsole Reflective Material Co., Ltd.	A company owned as to 90% by New Sole (Shanghai) Technology Ltd, which is owned as to 33% by Mr. Danny Tze Ching Wong
New Sole (Shanghai) Technology Ltd	A company owned as to 33% by Mr. Danny Tze Ching Wong
Charm Vision Holdings Limited	A company 99.9% owned by Mr. Danny Tze Ching Wong
J-Long Group Ltd	A company owned as to 10% by Mr. Danny Tze Ching Wong and 90% by Mr. Edwin Chun Yin Wong
Mega Image Production Limited	A company owned as to 90.91% by Charm Vision Holdings Limited and 9.09% by Mr. Danny Tze Ching Wong
Xsafe Limited	A company wholly owned by Mr. Danny Tze Ching Wong
Everlink Enterprises Limited	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Vietnam Company Limited	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Trims Pte. Ltd.

The Company is controlled by controlling shareholder of Guangdong Rongmian Accessories Technology Co., Ltd, and Wong Tze Ching is the director of the Company, and hold 49.00% stake in J-Long Trims Vietnam Co., Ltd.

Schedule of Related Parties

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	33,924	—
Subtotal	33,924	—
Less: allowance for credit loss	—	—
Total account receivable, net -related parties	33,924	—

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
J-Long Vietnam Company Limited	—	2,995
J-Long Group Ltd	—	1,639
Everlink Enterprises Limited	488,260	—
New Sole (Shanghai) Technology Ltd	87,081	—
Total due from related parties	575,341	4,634

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	807,681	1,749,986
New Sole (Shanghai) Technology Ltd	105,767	429,630
Jiaxing Newsole Reflective Material Co., Ltd.	235,981	123,346
Total account payable – related parties	1,149,429	2,302,962

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
J-Long Trims Pte. Ltd.	—	200,000
			As of March 31,
Name	Nature	Classification	2024	2025
			US$	US$
Guangdong Rongmian	Commission receivable	Prepayment, deposit and other receivable	—	46,854
	As of March 31,
	2024	2025
	USD	USD
Name
Mr. Danny Tze Ching Wong	347,761	—
J-Long Group Ltd	216,950	—
Total due to related parties	564,711	—
	For the Years Ended March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	—	111,326
	For the Years Ended March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	156,816	—
	For the Years Ended March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	5,853,973	7,773,382
New Sole (Shanghai) Technology Ltd	308,093	2,198,891
Jiaxing Newsole Reflective Material Co., Ltd.	1,250,837	990,417
J-Long Vietnam Company Limited	—	66,110
Total	7,412,903	11,028,800
	For the Years Ended March 31,
	2024	2025
	USD	USD
Name
J-Long Vietnam Company Limited	—	128,539